FINANCIAL STATEMENT DETAILS - Other non-current assets (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
FINANCIAL STATEMENT DETAILS
Dosing and dispensing equipment	$ 145.2		$ 145.2		$ 153.0	$ 181.2
Tax indemnification asset	23.3		23.3		24.8	27.6
Lease receivables	19.6		19.6		30.2	40.5
Deferred financing fees - revolver	2.7		2.7		0.9	2.1
Restricted cash	5.0		5.0		5.7	5.2
Finance lease right-of-use assets, net	3.8		3.8		4.9	5.6
Operating lease right-of-use assets, net	53.6		53.6		62.8	89.1
Derivatives	6.6		6.6
Deferred taxes	58.2		58.2		60.6	54.4
Other non-current assets	20.9		20.9		26.2	32.5
Other non-current assets	338.9		338.9		369.1	438.2
Depreciation expense	$ 17.3	$ 18.2	$ 52.1	$ 55.0	$ 76.1	$ 71.3	$ 59.4